Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Schedule Of Investments [Abstract]
Schedule of Short-Term Investments Balance	Short-term investments balance as of December 31, 2018 is primarily denominated in the following currencies:

	As of December 31, 2017		As of December 31, 2018
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	—	—	100,022	100,022
US$	—	—	10,049	68,971
Total		—		168,993